Operating Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Operating Leases [Abstract]
OPERATING LEASES

NOTE 11 — OPERATING LEASES

The Company follows ASC No. 842, Leases. The Company has operating leases for its office facilities. The Company’s leases have remaining terms of approximately 4 years. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company does not separate non-lease components from the lease components to which they relate, and instead accounts for each separate lease and non-lease component associated with that lease component as a single lease component for all underlying asset classes.

Lessee

The following table provides a summary of leases by balance sheet location:

Assets/liabilities	March 31,	December 31,
(USD in thousands)	2023	2022
Assets
Right-of-use assets	$2,001	$2,260

Liabilities
Lease liabilities- current portion	$1,165	$1,215
Lease liabilities- long term	691	905
Total Lease liabilities	$1,856	$2,120

The operating lease expenses were as follows:

	Three months ended
(USD in thousands)	March 31, 2023	March 31, 2022
Operating lease cost	$477	$412

Maturities of operating lease liabilities were as follows:

(USD in thousands)	Year ended December 31,
2023*	951
2024	694
2025	234
2026	24
2027	21
Thereafter	35
Total lease payment	1,959
Less: imputed interest	(103)
Total lease liabilities	1,856

*	Not include operating leases with a term less than one year.

Lease term and discount rate	March 31, 2023
Weighted-average remaining lease term (years) – operating leases	2.11
Weighted average discount rate – operating leases	5.70%

Lessor

The Company leases mobile phones that classified as operating leases. The following table summarizes the components of operating lease revenue recognized during the three months ended March 31, 2023:

Three months ended March 31,
Lease revenue	2023
Fixed contractual payments	113,660

Future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of March 31, 2023, assuming no new or renegotiated leases or option extensions on lease agreements are executed, are as follows (dollars in thousands):

Years Ending December 31,	Future lease payments due
2023	137,562
2024	-
2025	-
2026	-
2027	-
Thereafter	-

NOTE 19 — OPERATING LEASES

The following table provides a summary of leases by balance sheet location:

Assets/liabilities	December 31,	December 31,
(USD in thousands)	2022	2021
Assets
Right-of-use assets	$2,260	$1,921

Liabilities
Lease liabilities- current portion	$1,215	$1,298
Lease liabilities- long term	905	691
Total Lease liabilities	$2,120	$1,989

The operating lease expenses were as follows:

(USD in thousands)	Year ended December 31,
	2022	2021
Operating lease cost	$1,222	$1,440

Maturities of operating lease liabilities were as follows:

(USD in thousands)	Year ended December 31,
2023*	1,288
2024	656
2025	221
2026	27
2027	21
Thereafter	33
Total lease payment	2,246
Less: imputed interest	(126)
Total lease liabilities	2,120

* Not include operating leases with a term less than one year.

Lease term and discount rate	December 31, 2022

Weighted-average remaining lease term (years) – operating leases	2.23
Weighted average discount rate – operating leases	5.70%

The Company leases mobile phones that classified as operating leases. The following table summarizes the components of operating lease revenue recognized during the years ended December 31, 2022

Year Ended December 31,
Lease revenue	2022
Fixed contractual payments	38,847

Future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of December 31, 2022, assuming no new or renegotiated leases or option extensions on lease agreements are executed, are as follows (dollars in thousands):

Years Ending December 31,	Future lease payments due
2023	537,753
2024	-
2025	-
2026	-
2027	-
Thereafter	-